Revenue and government financing for research expenditures	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and government financing for research expenditures	Revenue and government financing for research expenditures
Revenue from collaboration and licensing agreements
The Company’s revenue from collaboration and licensing agreements amounts to €79,892, €68,974 and €56,155 for the fiscal year ended December 31, 2018, 2019 and 2020, respectively.

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Proceeds from collaboration and licensing agreements	77,178	61,356	54,038
of which monalizumab agreement	61,546	42,541	33,620
of which IPH5201 agreement	15,632	18,816	13,418
of which Sanofi agreement	—	—	7,000
Invoicing of research and development costs (IPH5201 and IPH5401 agreements)	2,242	6,949	2,531
Exchange gains (loss) on collaboration agreements	465	658	(602)
Others	7	10	188
Revenue from collaboration and licensing agreements	79,892	68,974	56,155
a)Revenue recognition related to monalizumab AstraZeneca agreements and amendments
The Company identified the following promises under the monalizumab AstraZeneca agreements and amendments: (1) a non-exclusive license related to monalizumab restricted to two applications, with an option for an exclusive license related to monalizumab including all applications, (2) the performance of certain initial studies related to phases I/II trials, and participation in certain studies of phases I/II trials and phase III clinical trials through a co-financing.
The Company considered the license has a standalone functionality and is capable of being distinct. However the Company determined that the license is not distinct from the performance of initial studies and participation to phase III clinical trials because they increased the utility of the licensed IP. Thus, the licensed IP, the performance of initial studies and participation to phase III clinical trials are combined into a single performance obligation.
This performance obligation was considered as satisfied over time as AstraZeneca controls the licensed IP which is being enhanced during the agreement. The revenue is recognized over time, based on the input method (costs incurred). As a result, the Company recognizes the price of the transaction as a revenue on the basis of the progress of studies that the Company has undertaken to carry out under the agreement. Progression is assessed following to actual costs incurred relative to the total budgeted costs to fulfill the obligation.
The transaction price was initially estimated to the initial payment of $250,000 thousand, less the amounts that the Company expected to pay to AstraZeneca for co-financing Phase I/II clinical studies. The additional payment of $100,000 thousand triggered by AstraZeneca’s exercise of the exclusivity option was treated as a change in the price estimate of the transaction. In addition, the amendment of the contract, which modified the scope and budget of the studies to be carried out by the Company as well as the arrangements for sharing the cost of the other studies, led to a revision of the degree of progress and the price of the transaction. Thus, the exercise of the option and the amendment of the contract resulted in the recognition of a favourable cumulative adjustment of €38,321 thousand in revenue for the year ended December 31, 2019.
The additional payment of $50,000 thousand triggered by the dosing of the first patient in the Phase 3 trial evaluating monalizumab was treated in full as a collaboration commitment ("collaboration liability" in the consolidated balance sheet) in view to the commitment linked to the contract for the Phase I / II (co-financing) and Phase III studies (amendment signed in September 2020). Consequently, this additional payment has no impact on the transaction price.
The subsequent milestones and potential royalty payments are excluded from the transaction price due to the uncertainties of clinical trials results.
The Company used the most likely amount to determine variable consideration. Variable consideration for cost-sharing payments related to certain studies of phases I/II trials and phase III clinical trials when applicable are included in the transaction price.
As described in Note 2. d, the expected payments to AstraZeneca are classified as collaboration liability in the consolidated statement of financial position. Quarterly invoices received from AstraZeneca reduce the collaboration liability and have no impact on the consolidated statement of income.
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2017	134,914
Restatement related to the first application of IFRS 15	(53,083)
As of January 1, 2018 restated	81,831
Revenue for the 2018 financial year(1)	(61,546)
Increase in deferred revenue resulting from the exercise of the $100M option(2)	85,357
Transfer from collaboration liabilities	(717)
December 31, 2018	104,925
Revenue for the 2019 financial year	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
Revenue for the 2020 financial year	(33,620)
Transfer from collaboration liabilities	(2,465)
As of As of December 31, 2020	26,572
(1)The impact of the exercise of the option on 2018 revenue amounted to 31,966 thousand.
(2)The exercise of the $100,000 thousand option was converted to €87,002 thousand, of which €85,357 thousand was recognized as deferred revenue and €1,644 thousand recognized in collaboration liabilities

Change in monalizumab collaboration liablities (in thousands of euro):

As of December 2017, as published	—
Restatement related to the first application of IFRS 15	44,751
As of January 1, 2018 restated	44,751
Additions	—
Deductions	(13,095)
As of December 31, 2018(1)	31,656
Additions	—
Deductions	(10,352)
As of December 31, 2019(2)	21,304
Additions(3)	46,320
Deductions	(20,938)
As of December 31, 2020(4)	46,686
(1)Of which €20,987 thousand of current portion and €10,669 of non-current portion.
(2)Of which €21,304 thousand of current portion.
(3)Including €41,227 thousand euros ($ 50,000 thousand) relating to the collaboration commitment following the milestone payment related to the treatment of the first patient in the Phase 3 trial evaluating monalizumab.
(4)Of which €1,832 thousand of current portion and €44,854 of non-current portion.

b)Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
The Company determined that IPH5201 AstraZeneca collaboration and option agreement is an enforceable contract under IFRS 15 as the upfront payment is non-refundable and thus AstraZeneca will incur significant loss if it doesn’t exercise its licensed option. The Company considered that the exercise price of the option granted to AstraZeneca for an exclusive license is a variable consideration.
The Company identified the following promises under the IPH5201 AstraZeneca collaboration and option agreement: (1) an option for an exclusive license related to IPH5201 combined with the performance of the services provided by the Company for preclinical studies and (2) the performance of research and development services provided by the Company in conformity with the defined development plan for clinical studies.
The Company has determined that the option and performance of research and development services provided for preclinical studies is distinct from the performance of research and development services rendered in accordance with the development plan defined for clinical studies to the extent that the services rendered in the clinical phase could be performed (whether or not it owns) by AstraZeneca and they do not significantly transform the intellectual property underlying the license. Thus, the option and performance of research and development services in the preclinical phase are combined into a common performance obligation, distinct from research and development services in the preclinical phase. This performance obligation is fully resolved on December 31, 2020, the Company no longer intervening in the preclinical development plan relating to IPH5201, following the launch of the first Phase 1 clinical trial evaluating IPH5201 by AstraZeneca in March 2020, and the transfer to AstraZeneca in 2020 by the Company of all critical proprietary expertise related to IPH5201. The contract liabilities relating to the IPH5201 agreement are thus fully recognized as of December 31, 2020.
The transaction price was initially estimated to the initial upfront payment of $50,000 thousand (received in October 2018 for $26,000 thousand and in January 2019 for $24,000 thousand) to which was added during fiscal year 2020 a milestone payment of $5 million (received in June 2020) following the dosing of the first patient in the first Phase I trial evaluating IPH5201. In addition, there is funding for research and development work related to preclinical studies.
The option exercise price and subsequent milestone payments are excluded from the transaction price due to their uncertainty related to the results of clinical studies. Likewise, the financing of research and development work related to clinical studies is also excluded from the transaction price.
The performance obligation was considered as satisfied over time as the IP in development has no alternate use for the Company as it is an exclusive license and that the Company has an enforceable right to payment for completed research and development services.
The Company applied the input method and recognized the price of the transaction as a revenue percentage of completion of the costs of the preclinical studies.
Change in IPH5201 deferred revenue (in thousands of euro):
The variance of the deferred revenue relating to this agreement is presented in the following schedule (in thousands of euro):

As of December 31, 2017	—
Upfront payment	43,501
Revenue for the 2018 financial year	(15,632)
As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053
Increase in deffered revenue resulting from the $5m milestone relating to the dosage of the first Phase I patient dosed	4,365
Revenue for the 2020 financial year	(13,418)
As of As of December 31, 2020	—
c)Revenue related to collaboration and option agreement related to four to-be-agreed upon molecules (preclinical molecules)
The Company determined that the option to acquire an exclusive license provides a material right to AstraZeneca that it would not receive without entering into that contract. The Company will recognize revenue when those future goods or services are transferred or when the option expires. Thus, the upfront payment is recorded as a deferred revenue for an amount of €17,400 thousand as of December 31, 2020.
d)Revenue recognition related to avdoralimab AstraZeneca agreement
The Company recognized revenue as research and development expenses are incurred (see Note 1.1.e for agreement description).
e)Schedule of variance of deferred revenue
The variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2017 as published	Impact IFRS 15	December 31, 2018 as restated	Proceeds	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2018
Monalizumab	134,914	(53,083)	81,831	85,358	(61,548)	(715)	104,925
IPH5201	—	—	—	43,501	(15,632)	—	27,869
Preclinical molecules	—	—	—	17,400	—	—	17,400
Total	134,914 (1)	(53,083)	81,831	146,259	(77,180)	(715)	150,195
(1)Of which €47,909 thousand of current deferred revenue and €87,005 thousand of non-current deferred revenue.
(2)Of which €82,096 thousand of current deferred revenue and €68,098 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	—	9,054
Preclinical molecules	17,400	—	—	17,400
Total	150,195	(61,356)	273	89,112 (3)
(3)Of which €48,770 thousand of current deferred revenue and €40,342 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2019	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2020
Monalizumab	62,657	(33,620)	—	(2,465)	26,572
IPH5201	9,054	(13,418)	4,365	—	—
Preclinical molecules	17,400	—	—	—	17,400
Total	89,112	(47,038)	4,365	(2,465)	43,973 (4)

(4) Of which €11,299 thousand of current deferred revenue and €32,674 thousand of non-current deferred revenue.
Government financing for research expenditures
The Company receives grants from the European Commission and the French government and state organizations in several different forms:
•Investment and operating grants; and
•Research Tax Credits.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Research Tax Credit	13,527	16,737	13,084
Grant	533	103	534
Government financing for research expenditures	14,060	16,840	13,618

Sales (Lumoxiti)
As of December 31, 2020, following the end of the transition period relating to the commercialization of Lumoxiti in the United States on September 30, 2020, the Company recognized net sales of Lumoxiti for the fourth quarter for an amount of €678 thousand.